Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.90%
Biotechnology–24.69%
AbbVie, Inc.	32,559	$6,429,751
ADMA Biologics, Inc.(b)	39,161	782,828
Alnylam Pharmaceuticals, Inc.(b)	7,554	2,077,577
Amgen, Inc.	15,333	4,940,446
argenx SE, ADR (Netherlands)(b)	2,833	1,535,713
Ascendis Pharma A/S, ADR (Denmark)(b)	5,057	755,061
Blueprint Medicines Corp.(b)	9,748	901,690
CareDx, Inc.(b)	6,735	210,300
Crinetics Pharmaceuticals, Inc.(b)	8,273	422,750
CSL Ltd. (Australia)	1,477	291,757
Cytokinetics, Inc.(b)(c)	11,958	631,382
Exelixis, Inc.(b)	9,122	236,716
Halozyme Therapeutics, Inc.(b)(c)	17,020	974,225
Ideaya Biosciences, Inc.(b)	10,104	320,095
Immunovant, Inc.(b)(c)	10,843	309,134
Insmed, Inc.(b)(c)	14,484	1,057,332
Krystal Biotech, Inc.(b)(c)	4,667	849,534
Merus N.V. (Netherlands)(b)	11,921	595,573
Natera, Inc.(b)	17,914	2,274,182
Neurocrine Biosciences, Inc.(b)	6,223	717,014
Protagonist Therapeutics, Inc.(b)	4,646	209,070
Regeneron Pharmaceuticals, Inc.(b)	6,319	6,642,785
Sarepta Therapeutics, Inc.(b)(c)	7,670	957,906
SpringWorks Therapeutics, Inc.(b)(c)	12,689	406,556
Twist Bioscience Corp.(b)(c)	19,111	863,435
Ultragenyx Pharmaceutical, Inc.(b)	9,738	540,946
United Therapeutics Corp.(b)	3,396	1,216,957
Vaxcyte, Inc.(b)(c)	13,529	1,545,959
Vericel Corp.(b)	11,800	498,550
Vertex Pharmaceuticals, Inc.(b)	15,375	7,150,605
Viking Therapeutics, Inc.(b)(c)	8,106	513,191
		46,859,020
Health Care Distributors–1.54%
Cencora, Inc.	13,000	2,926,040
Health Care Equipment–16.56%
Boston Scientific Corp.(b)	149,514	12,529,273
Glaukos Corp.(b)	10,134	1,320,258
Globus Medical, Inc., Class A(b)(c)	5,141	367,787
IDEXX Laboratories, Inc.(b)	1,036	523,408
Inspire Medical Systems, Inc.(b)	2,765	583,553
Insulet Corp.(b)	6,514	1,516,133
Integer Holdings Corp.(b)(c)	7,657	995,410
Intuitive Surgical, Inc.(b)	16,818	8,262,179
STERIS PLC	3,855	934,992
Stryker Corp.	10,233	3,696,774
TransMedics Group, Inc.(b)(c)	4,468	701,476
		31,431,243
Health Care Facilities–7.61%
Brookdale Senior Living, Inc.(b)	71,138	483,027
Encompass Health Corp.	30,375	2,935,440
HCA Healthcare, Inc.	14,425	5,862,753
Shares		Value
Health Care Facilities–(continued)
Select Medical Holdings Corp.	20,412	$711,766
Tenet Healthcare Corp.(b)	26,788	4,452,166
		14,445,152
Health Care REITs–1.27%
Alexandria Real Estate Equities, Inc.	2,842	337,488
Welltower, Inc.	16,107	2,062,179
		2,399,667
Health Care Services–1.38%
BrightSpring Health Services, Inc.(b)(c)	37,129	545,054
Cigna Group (The)	1,553	538,021
Guardant Health, Inc.(b)	12,604	289,136
RadNet, Inc.(b)	17,844	1,238,195
		2,610,406
Health Care Supplies–3.09%
Alcon, Inc.	14,409	1,442,056
ConvaTec Group PLC (United Kingdom)(d)	112,241	340,899
Cooper Cos., Inc. (The)(b)	17,983	1,984,244
Lantheus Holdings, Inc.(b)	7,818	858,026
Merit Medical Systems, Inc.(b)	6,692	661,370
RxSight, Inc.(b)	11,843	585,399
		5,871,994
Life Sciences Tools & Services–11.82%
Bio-Techne Corp.	12,290	982,340
Bruker Corp.	6,918	477,757
Danaher Corp.	29,504	8,202,702
ICON PLC(b)	10,647	3,058,990
Lonza Group AG (Switzerland)	2,783	1,766,045
Mettler-Toledo International, Inc.(b)	258	386,923
Repligen Corp.(b)	2,358	350,917
Thermo Fisher Scientific, Inc.	11,642	7,201,392
		22,427,066
Managed Health Care–9.62%
Elevance Health, Inc.	12,511	6,505,720
HealthEquity, Inc.(b)(c)	18,830	1,541,235
UnitedHealth Group, Inc.	17,469	10,213,775
		18,260,730
Pharmaceuticals–20.32%
AstraZeneca PLC, ADR (United Kingdom)	88,532	6,897,528
Axsome Therapeutics, Inc.(b)(c)	5,228	469,840
Collegium Pharmaceutical, Inc.(b)	7,900	305,256
Eli Lilly and Co.	20,108	17,814,482
Intra-Cellular Therapies, Inc.(b)	16,808	1,229,841
Merck & Co., Inc.	34,615	3,930,879
Novo Nordisk A/S, Class B (Denmark)	25,158	2,984,029
Phathom Pharmaceuticals, Inc.(b)(c)	23,317	421,571
Tarsus Pharmaceuticals, Inc.(b)(c)	16,821	553,243
Zoetis, Inc.	20,297	3,965,628
		38,572,297
Total Common Stocks & Other Equity Interests (Cost $113,023,178)		185,803,615

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–1.92%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(e)(f)	1,232,770	$1,232,770
Invesco Treasury Portfolio, Institutional Class, 4.78%(e)(f)	2,405,664	2,405,664
Total Money Market Funds (Cost $3,638,434)		3,638,434
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $116,661,612)		189,442,049
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.34%
Invesco Private Government Fund, 4.96%(e)(f)(g)	2,810,931	2,810,931
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(e)(f)(g)	7,331,103	$7,334,035
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,144,802)		10,144,966
TOTAL INVESTMENTS IN SECURITIES–105.16% (Cost $126,806,414)		199,587,015
OTHER ASSETS LESS LIABILITIES—(5.16)%		(9,798,077)
NET ASSETS–100.00%		$189,788,938
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,827,833	$15,886,466	$(16,481,529)	$-	$-	$1,232,770	$70,919
Invesco Liquid Assets Portfolio, Institutional Class	1,422,411	8,364,109	(9,785,940)	(1,262)	682	-	40,661
Invesco Treasury Portfolio, Institutional Class	2,088,953	22,781,073	(22,464,362)	-	-	2,405,664	95,998
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,980,753	39,701,923	(39,871,745)	-	-	2,810,931	114,450*
Invesco Private Prime Fund	7,664,795	88,027,396	(88,355,518)	(1,348)	(1,290)	7,334,035	307,204*
Total	$15,984,745	$174,760,967	$(176,959,094)	$(2,610)	$(608)	$13,783,400	$629,232

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$178,978,829	$6,824,786	$—	$185,803,615
Money Market Funds	3,638,434	10,144,966	—	13,783,400
Total Investments	$182,617,263	$16,969,752	$—	$199,587,015
Invesco V.I. Health Care Fund